TAXATION	12 Months Ended
Dec. 31, 2014
TAXATION
TAXATION

9. TAXATION

Cayman Islands

        The Company is incorporated in the Cayman Islands. Payments of dividends and capital in respect of the Company's shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of the Company's shares, nor will gains derived from the disposal of the Company's shares be subject to Cayman Islands income or corporation tax. The Cayman Islands currently have no income, corporation or capital gains tax and no estate duty, inheritance tax or gift tax.

Hong Kong

        The Group's subsidiary in Hong Kong did not have assessable profits that were derived in Hong Kong during each of the three years ended December 31, 2012, 2013 and 2014. Therefore, no Hong Kong profit tax has been provided for in the years presented.

PRC

        Pursuant to PRC New Corporate Income Tax Law effective January 1, 2008, the Group's VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax ("EIT") on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the EIT Law and the Income Tax Law of the People's Republic of China.

        In April 2009, Shanghai Taomee obtained a Software Enterprise Certification (the "Certification"), which was effective on January 1, 2009. An enterprise having such Certification is entitled to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). Shanghai Taomee was subject to an income tax rate of 0% for both 2009 and 2010, and 12.5% from 2011 to 2013. Shanghai Taomee's tax holiday period was approved by relevant tax authorities in May 2010. In 2010 Shanghai Taomee obtained "High and New Technology Enterprise" ("HNTE") qualification. Subject to certain new implementation rules for application and assessment of HNTE announced by certain government authorities in 2008, every qualified HNTE company is required to re-apply for this qualification. The HNTE qualification is valid for three years and could be renewed for another 3 year period. In 2013 Shanghai Taomee re-applied for the HNTE and received approval for the HNTE qualification. In 2014 Shanghai Taomee was approved to apply for the 15% preferential tax treatment as a HNTE from January 2014 to December 2015.

        In September 2010, Shanghai Shengran also obtained a Software Enterprise Certification and was informed in April 2011 that the full EIT exemption would apply retroactively in 2009 and 2010, and 50% reduction in EIT rate will apply from 2011 to 2013.In May 2012, Shanghai Shengran further received a written approval from local tax authorities, according to which Shanghai Shengran was entitled to the full EIT exemption for 2010 and 2011, and 50% reduction in EIT rate of 12.5%, from 2012 to 2014, which resulted in an adjustment of $2.1 million as a one-time tax benefit in 2012. In 2013, Shanghai Shengran obtained "High and New Technology Enterprise" qualification, or HNTE qualification, which is effective for a period of three years and could be renewed thereafter. Currently, Shanghai Shengran has not applied to the relevant tax authority for preferential tax treatment as a HNTE.

        In November 2013, Shanghai Animation obtained an Animation Enterprise Certification, which provides an enterprise entitling to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). Currently Shanghai Animation has not applied to the relevant tax authority for the two-year EIT exemption and a three-year 50% EIT rate reduction preferential tax treatment as an "animation enterprise" due to its accumulated loss position.

        In October 2013, Shanghai Xinsheng also obtained a Software Enterprise Certification and in 2014 Shanghai Xinsheng has not applied to the relevant tax authority for the two-year EIT exemption and a three-year 50% EIT rate reduction preferential tax treatment as a "software enterprise" due to its accumulated loss position.

        Shanghai Qidong, Guangdong Taomee, Shanghai Xinsheng, Shanghai Wireless, Shanghai Software, Shanghai Property Service and Shanghai Jushou were subject to an income tax rate of 25%.

        Pursuant to the Notice on Several Economic Policies for Supporting the Development of Films promulgated jointly by the Ministry of Finance, the National Development and Reform Commission, the Ministry of Land and Resources, and other departments on May 31, 2014, which took effect on the same day, from January 1, 2014 to December 31, 2018, film producing companies will be exempted from paying VAT on the revenues generated from their sale of film copies (including digital copies) or the transfer of copyright, and film distribution companies will be exempted from paying VAT on revenues generated from distribution of films. Shanghai Taomee has obtained such VAT exemption for revenues generated from Mole II film and Shanghai Animation has obtained such VAT exemption for revenues generated from Seer IV film and Mole III film.

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as a Hong Kong tax resident and beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2014, the Group plans to indefinitely reinvest undistributed profits earned from Shanghai Shengran in its operations in the PRC. Therefore, no withholding income tax for undistributed profits of Shanghai Shengran has been provided in 2014.

        Upon distribution of those earnings generated after January 1, 2008, in the form of dividends, the Group would be subject to the applicable PRC dividend withholding tax. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings generated after January 1, 2008 are in the range of $3.4 million to $6.9 million, as the withholding tax rate of the profit distribution will be 5% or 10% depending on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

        Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. In 2013, deferred tax liabilities of US$1.5 million were accrued for undistributed earnings of Shanghai Taomee and Guangdong Taomee, on the basis that distribution of the earnings, in the form of dividends or otherwise, to Shanghai Shengran would be subject to the applicable PRC tax laws and regulations, unless a tax strategy which the Group determined to avail itself of were devised to avoid such tax. Prior to 2013, these entities were in an accumulated loss position. In 2014, the Group reversed the deferred tax liabilities of US$1.5 million after the Group completed its feasibility analysis on a method, which the Group could ultimately execute if necessary to repatriate the undistributed earnings of VIEs without significant tax costs.

        The Group made its assessment of the level of authority for each of its uncertain tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. This assessment did not have any impact on the Group's total liabilities or equity. At December 31, 2012, 2013 and 2014, the amounts of gross unrecognized tax benefits were zero. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2010 through 2014 on non-transfer pricing matters, and from 2007 (year of incorporation) through 2014 on transfer pricing matters.

        Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	Years ended December 31,
	2012	2013	2014
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	0.4%	2.5%	(1.1)%
Effect of different tax rate of group entity operating in other jurisdictions	7.0%	3.5%	(94.5)%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(2.8)%	(8.5)%	42.5%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(13.9)%	(13.7)%	60.5%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(3.5)%	(1.8)%	20.9%
Effect of valuation allowance	1.4%	1.3%	(30.1)%
Withholding tax on undistributed earnings	—	21.8	120.4%
Effect of adjustment of prior year tax benefit	(26.0)%	(9.6)%	28.5%

Effective tax rate	(12.4)%	20.5%	172.1%

        The aggregate dollar effect of tax holidays on income tax expense for the period amounted to $2,546,454, $1,551,717 and $1,294,093 in 2012, 2013 and 2014, respectively, representing a decrease in basic earnings per share of less than $0.01 and a decrease in diluted earnings per share less than of $0.01 for each of the three years in the period ended December 31, 2014.

        The principal components of the Group's deferred income tax assets and liabilities as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Deferred tax assets:
Deferred revenue and advance from customers	$2,738,502	$3,413,330
Payroll payable and accrued expenses	639,491	890,948
Net operating losses	475,471	923,494
Advertising expenses	356,419	928,032
Other	292,192	422,975

Gross deferred tax assets:	$4,502,075	$6,578,779
Valuation allowances	(335,987)	(705,962)
Net deferred tax assets	$4,166,088	$5,872,817

Deferred tax liabilities:
U.S. GAAP related and amortization of intangible assets	229,540	698,800
Undistributed retained earnings of VIE	1,528,594	—

Net deferred tax liabilities	$1,758,134	$698,800

Deferred tax assets are analyzed as:
Current	$4,166,088	$5,872,817
Non-Current	—	—

	$4,166,088	$5,872,817

Deferred tax liabilities are analyzed as:
Current	$1,758,134	$698,800
Non-Current	—	—

	$1,758,134	$698,800

        The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

        As of December 31, 2014, some of the Group's PRC subsidiaries and VIE subsidiaries had net operating loss carry forwards of $3.69 million, of which $0.01 million, $0.01 million, $0.78 million, $0.26 million and $2.63 will expire in 2015, 2016, 2017 and 2018 and 2019, respectively. The Group has provided a full valuation allowance on certain subsidiaries as it is more likely than not that the net operating losses cannot be utilized before expiry.